Financial Instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	R$ 14,587,102	R$ 13,009,596
Assets fair value	14,687,992	13,110,876
Financial liabilities	26,302,110	23,349,153
Liabilities fair value	26,657,209	23,154,410
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Financial liabilities	2,879,785	385,792
Liabilities fair value	2,879,785	385,792
Financial liabilities at amortised cost, class [Member]
Disclosure of financial assets [line items]
Financial liabilities	23,422,325	22,963,361
Liabilities fair value	23,777,424	22,768,618
Financial liabilities at amortised cost, class [Member] | Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	883,990	1,077,810
Liabilities fair value	883,990	1,077,810
Financial liabilities at amortised cost, class [Member] | ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities	12,970	11,963
Liabilities fair value	12,562	11,105
Financial liabilities at amortised cost, class [Member] | Accounts Payable To Suppliers [Member]
Disclosure of financial assets [line items]
Financial liabilities	3,193,211	2,466,803
Liabilities fair value	3,193,211	2,466,803
Level 3 of fair value hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [Member] | Fair Value In The Purchase And Sale Of Power [Member]
Disclosure of financial assets [line items]
Financial liabilities	531,442	385,792
Liabilities fair value	531,442	385,792
Level 3 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member] | Accounts Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities	1,106,327	1,138,129
Liabilities fair value	1,141,822	1,258,564
Level 2 of fair value hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	2,324,808	0
Liabilities fair value	2,324,808	0
Level 2 of fair value hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [Member] | Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	23,535	0
Liabilities fair value	23,535	0
Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member] | Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities	296,042	339,831
Liabilities fair value	260,987	297,583
Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member] | Loans And Financing [Member]
Disclosure of financial assets [line items]
Financial liabilities	3,389,380	5,154,871
Liabilities fair value	3,991,003	5,128,374
Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member] | Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities	14,540,405	12,773,954
Liabilities fair value	14,293,849	12,528,379
Financial assets at fair value through profit or loss, category [Member]
Disclosure of financial assets [line items]
Financial assets	8,452,746	8,090,985
Assets fair value	8,452,746	8,090,985
Financial assets at fair value through profit or loss, category [Member] | Cash And Cash Equivalents Financial Asset [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	3,130,363	4,161,939
Assets fair value	3,130,363	4,161,939
Financial assets at fair value through profit or loss, category [Member] | Bonds And Securities [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	691,781	529,708
Assets fair value	691,781	529,708
Financial assets at fair value through profit or loss, category [Member] | Accounts Receivable Related To The Distribution Concession [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	3,679,554	2,610,731
Assets fair value	3,679,554	2,610,731
Financial assets at fair value through profit or loss, category [Member] | Accounts Receivable Related To The Generation Concession [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	78,673	75,425
Assets fair value	78,673	75,425
Financial assets at fair value through profit or loss, category [Member] | Fair Value In The Purchase And Sale Of Power In The Active Market [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	861,501	697,288
Assets fair value	861,501	697,288
Financial assets at fair value through profit or loss, category [Member] | Other Temporary Investments [Member] | Level 1 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	2,553	10,036
Assets fair value	2,553	10,036
Financial assets at fair value through profit or loss, category [Member] | Other Temporary Investments [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	8,321	5,858
Assets fair value	8,321	5,858
Financial assets at amortised cost, category [Member]
Disclosure of financial assets [line items]
Financial assets	6,109,300	4,900,695
Assets fair value	6,210,190	5,001,975
Financial assets at amortised cost, category [Member] | Collaterals And Escrow Accounts [Member]
Disclosure of financial assets [line items]
Financial assets	9	9
Assets fair value	9	9
Financial assets at amortised cost, category [Member] | Trade Accounts Receivable Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets	4,463,146	4,078,882
Assets fair value	4,463,146	4,078,882
Financial assets at amortised cost, category [Member] | Sectorial Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets	800,926	0
Assets fair value	800,926	0
Financial assets at amortised cost, category [Member] | Accounts Receivable Related To The Concession Bonus From The Grant [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	845,219	821,804
Assets fair value	946,109	923,084
Fair Value Through Other Comprehensive Income [Member]
Disclosure of financial assets [line items]
Financial assets	25,056	17,916
Assets fair value	25,056	17,916
Fair Value Through Other Comprehensive Income [Member] | Other Temporary Investments [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	19,753	14,709
Assets fair value	19,753	14,709
Fair Value Through Other Comprehensive Income [Member] | Certified Emission Reductions [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of financial assets [line items]
Financial assets	5,303	3,207
Assets fair value	R$ 5,303	R$ 3,207